SUBSEQUENT EVENTS (Details Narrative) - USD ($)			3 Months Ended		9 Months Ended			12 Months Ended
	Oct. 24, 2024	Oct. 22, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Mar. 31, 2023	Mar. 31, 2022	Nov. 01, 2024	Jul. 06, 2021
Subsequent Event [Line Items]
Share price											$ 10.50
Common stock par value			$ 0.01		$ 0.01	$ 0.01		$ 0.01
Common stock shares issued			11,079,678		11,079,678	6,418,061		3,167,489
Common stock shares outstanding			9,752,755		9,752,755	6,418,061		3,167,489
Co-op promotion incentives			$ 908,000	$ 1,637,000	$ 1,257,000	$ 2,600,000	$ 1,901,000	$ 2,300,000	$ 2,000,000
Income Tax Examination, Likelihood of Unfavorable Settlement						greater than 50% likelihood
Subsequent Event [Member]
Subsequent Event [Line Items]
Share price	$ 0.85
Common stock par value										$ 0.01
Percentage of purchasers right to participate on issuance company of common stock		20.00%
Percentage of gross proceeds		7.00%
Number of shares issued	2,300,000
Principal amount	$ 2,352,941
Net proceeds	2,000,000
Original issue discount	$ 352,941
Original issue discount percentage	15.00%
Interest accrued rate percentage	14.00%
Issuance date	Oct. 24, 2024
Common stock shares issued										1,098,901
Common stock shares outstanding										1,098,901
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Share price		$ 0.85
Common stock par value		$ 0.01
Number of share sold		2,300,000
Number of shares sold, value		$ 2,000,000
Net proceeds		$ 2,000,000.0